SEGMENT INFORMATION (Schedule of Segment Results by Geographical Area) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		$ (3,344)	$ (6,277)
Restructuring costs		(1,939)	0
Impairment		(446)	(10,815)
Result after impairment		(5,729)	(17,092)
Unallocated Expenses	[1]	(1,364)	(1,679)
Operating loss		(7,093)	(18,771)
Net financing expense		(3,045)	(6,158)
Loss before tax		(10,138)	(24,929)
Income tax credit		64	278
Loss for the period on continuing operations		(10,074)	(24,651)
Profit for the period from discontinued operations		0	12,854
Loss for the nine-month period		(10,074)	(11,797)
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(1,050)	(3,129)
Restructuring costs		(1,303)	0
Impairment		(446)	(10,815)
Result after impairment		(2,799)	(13,944)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(2,268)	(3,140)
Restructuring costs		(636)	0
Impairment		0	0
Result after impairment		(2,904)	(3,140)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Result before impairment and unallocated expenses		(26)	(8)
Restructuring costs		0	0
Impairment		0	0
Result after impairment		$ (26)	$ (8)

[1]	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.